LOAN FROM CONTROLLING SHAREHOLDER	12 Months Ended
Dec. 31, 2022
Loan From Controlling Shareholder
LOAN FROM CONTROLLING SHAREHOLDER	13. LOAN FROM CONTROLLING SHAREHOLDER The amount of loan from controlling shareholder is non-trade, unsecured, interest-free and repayable on demand.